Share Capital and Capital Reserve	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital and Capital Reserve
2 4 .	SHARE CAPITAL AND CAPITAL RESERVE

	2018	2019
Share Capital
Authorized
Class A ordinary shares	8,000,000,000	8,000,000,000
Class B ordinary shares	2,000,000,000	2,000,000,000

Issued and fully paid:
Class A ordinary shares	—	41,084,851
Class B ordinary shares	200,000,001	204,526,628

Each Class A ordinary share shall entitle the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty votes on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Each Class A ordinary share is not convertible into Class B ordinary shares under any circumstances. Except for the voting rights and the conversion rights, the Class A ordinary shares and the Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.
As at December
31,
2019, the Company had ordinary shares outstanding comprising of 41,084,851 Class A ordinary shares
 and
 204,526,628 Class B ordinary shares, respectively. No Class B ordinary shares were converted into Class A ordinary shares for the years ended December
31,
2018 and 2019.

			Share capital	Capital reserve
	Notes		HK$	HK$
As at January 1, 2017	(i	)	156,998	33,333,003
Capital injection to a subsidiary			—	1
Deemed contributions	(ii	)	—	1,279,469,671

As at December 31, 2017			156,998	1,312,802,675
Capital injection to a subsidiary			—	1

As at December 31, 2018			156,998	1,312,802,676
Deemed disposal of non-controlling interests			—	435,231,866
Exercise of warrants	(iii	)	1,308	94,196,292
Pre-IPO financing	(iv	)	6,451	419,375,698
Initial public offering	(v	)	18,681	1,507,196,460
Capital injection to subsidiaries			—	9
Issuance of shares	(v i	)	9,264	782,384,227

As at December 31, 2019			192,702	4,551,187,228

Notes:

(i)
As described in Note 1.2, the issued capital of the Company is presented as if the shares after completion of the Reorganisation were issued since inception. The carrying amount of the issued capital of HK$156,998 (equivalent to US$20,000) as at January 1, 2017, December 31, 2017 and 2018 represents nominal amount of the 200,000,001 Class B ordinary shares at US$0.0001 per share issued by the Company.

All issued shares to the contributing shareholder of AMTD IHG, AMTD ISG, AMTD SI, AMTD Overseas and AMTD FI during the Reorganisation are Class B ordinary shares.
The equity interest of AMTD GM was transferred between two companies within its group. The amount of consideration in excess of the net asset value of AMTD GM on the transaction date was recorded in capital reserve.

(ii)
For the year ended December
31,
2017, the intermediate holding company of AMTD ISG and AMTD SI issued new shares representing equity interest of 20.87% to independent investors. It was accounted for as an equity transaction with the non-controlling interests and a decrease in equity attributable to owners of the Company, and recorded in capital reserve, based on the proportionate share of the subsidiaries net assets of HK$34,009,199 upon issuance of new shares.

Besides, a balance of HK$1,313,478,870 due to the former holding company of a subsidiary was waived and recorded as deemed contribution.

(iii)
On March 6, 2019, the Company issued warrant
s
for an aggregate consideration of
US$2 million. Each warrant entitles the holder thereof to subscribe for one ordinary share at a subscription price of US$7.2. On April
10,
2019, the warrant holder exercised the warrants in full and paid an additional amount of US$10 million for 1,666,666
Class A ordinary shares. At the end of the reporting period, the Company had no warrants outstanding.

(iv)	Between April 26, 2019 and June 19, 2019, the Company issued 8,236,838 Class A ordinary shares to third parties investors for an aggregate consideration of US$53.5 million for the pre-IPO financing.

(v)
On August 5, 2019, the Company completed its Initial Public Offering (“IPO”) on the New York Stock Exchange under the symbol of “HKIB”. The Company issued an aggregate 23,873,655 American Depositary Shares (“ADSs”), representing 23,873,655 Class A Ordinary Shares for total net proceeds of HK$1,507.2 million after deducting listing expenses of HK$58.3 million.

(v i )
In December 2019, the Company issued an aggregate of 7,307,692 Class A ordinary shares and 4,526,627 Class B ordinary shares, both with par value US$0.0001 per share, for an aggregate amount of US$100 million (representing a per share price of US$8.45)
to Value Partners Greater China High Yield Income Fund, Ariana Capital Investment Limited, and Infinity Power Investments Limited in the form of private placement. Infinity Power Investments Limited is a British Virgin Islands company wholly owned by Mr. Calvin Choi, Chairman and Chief Executive Officer of the Company.